Property, Plant and Equipment - Summary Of Detailed Information About Property, Plant And Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 441	$ 384
Depreciation for the year	129	109	$ 126
Ending balance	492	441	384
Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15	15
Ending balance	24	15	15
Buildings and renovation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	161	57
Ending balance	197	161	57
Motor vehicles held for leasing [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	247	294
Impairment (reversal) loss of PPE		6	15
Impairment (reversal) loss of PPE	(3)
Ending balance	242	247	294
Office and other equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	18	18
Ending balance	29	18	18
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	799	701
Additions	148	199
Acquisition through business combination	67
Write-offs/disposal	(60)	(92)
Effects of movements in exchange rates	(20)	(9)
Ending balance	934	799	701
Gross carrying amount [member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	62	50
Additions	22	16
Acquisition through business combination	1
Write-offs/disposal	(1)	(3)
Effects of movements in exchange rates	(3)	(1)
Ending balance	81	62	50
Gross carrying amount [member] | Buildings and renovation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	228	129
Additions	50	136
Acquisition through business combination	54
Write-offs/disposal	(33)	(39)
Effects of movements in exchange rates	(8)	2
Ending balance	291	228	129
Gross carrying amount [member] | Motor vehicles held for leasing [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	470	486
Additions	65	41
Acquisition through business combination	1
Write-offs/disposal	(26)	(48)
Effects of movements in exchange rates	(6)	(9)
Ending balance	504	470	486
Gross carrying amount [member] | Office and other equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	39	36
Additions	11	6
Acquisition through business combination	11
Write-offs/disposal	0	(2)
Effects of movements in exchange rates	(3)	(1)
Ending balance	58	39	36
Accumulated Amortisation And Impairment Losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	358	317
Depreciation for the year	129	109
Write-offs/disposal	(38)	(68)
Effects of movements in exchange rates	(10)	(7)
Impairment (reversal) loss of PPE		7
Impairment (reversal) loss of PPE	3
Ending balance	442	358	317
Accumulated Amortisation And Impairment Losses [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	47	35
Depreciation for the year	13	16
Write-offs/disposal	(1)	(3)
Effects of movements in exchange rates	(2)	(1)
Impairment (reversal) loss of PPE		0
Impairment (reversal) loss of PPE	0
Ending balance	57	47	35
Accumulated Amortisation And Impairment Losses [Member] | Buildings and renovation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	67	72
Depreciation for the year	48	34
Write-offs/disposal	(23)	(39)
Effects of movements in exchange rates	(4)	(1)
Impairment (reversal) loss of PPE		1
Impairment (reversal) loss of PPE	6
Ending balance	94	67	72
Accumulated Amortisation And Impairment Losses [Member] | Motor vehicles held for leasing [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	223	192
Depreciation for the year	58	53
Write-offs/disposal	(14)	(24)
Effects of movements in exchange rates	(2)	(4)
Impairment (reversal) loss of PPE		6
Impairment (reversal) loss of PPE	(3)
Ending balance	262	223	192
Accumulated Amortisation And Impairment Losses [Member] | Office and other equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	21	18
Depreciation for the year	10	6
Write-offs/disposal	0	(2)
Effects of movements in exchange rates	(2)	(1)
Impairment (reversal) loss of PPE		0
Impairment (reversal) loss of PPE	0
Ending balance	$ 29	$ 21	$ 18